Others, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Others, net
Government grants	¥ 21,279	¥ 44,658	¥ 71,503
Foreign exchange (losses)/gains, net	16,405	(12,213)	(11,061)
Gains/(losses) in derivatives	(8,736)	0	6,926
Others	6,598	(5,948)	(7,709)
Total	¥ 35,546	¥ 26,497	¥ 59,659